Warrant derivative liability (Warrant activity) (Details) - Underwriter Warrants [Member]	12 Months Ended
Dec. 31, 2015 shares
Changes in warrant activity
Outstanding, January 1 and December 31, 2014	3,393
Expired	(3,393)
Plant and equipment, net Outstanding, December 31, 2015